Non-current assets - property, plant and equipment (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Plant and equipment [Abstract]
Plant and equipment	$ 335	$ 289
Reconciliation of written down [Abstract]
Opening balance	289	406
Additions	20
Transfers in/(out)	88
Closing balance	335	289
Depreciation expense	$ (62)	(117)
Minimum [member]
Reconciliation of written down [Abstract]
Plant and equipment useful life	1 year
Maximum [member]
Reconciliation of written down [Abstract]
Plant and equipment useful life	4 years
Leasehold Improvements [member]
Plant and equipment [Abstract]
Plant and equipment	$ 85	0
Reconciliation of written down [Abstract]
Opening balance	0	0
Additions	0
Transfers in/(out)	88
Closing balance	85	0
Depreciation expense	(3)	0
Plant and Equipment [Member]
Plant and equipment [Abstract]
Plant and equipment	250	289
Reconciliation of written down [Abstract]
Opening balance	289	406
Additions	20
Transfers in/(out)	0
Closing balance	250	289
Depreciation expense	(59)	(117)
Plant and Equipment - Right-of-use [Member] | Leasehold Improvements [member]
Plant and equipment [Abstract]
Plant and equipment	88	0
Reconciliation of written down [Abstract]
Opening balance	0
Closing balance	88	0
Plant and Equipment - Right-of-use [Member] | Plant and Equipment [Member]
Plant and equipment [Abstract]
Plant and equipment	626	606
Reconciliation of written down [Abstract]
Opening balance	606
Closing balance	626	606
Accumulated Depreciation [Member] | Leasehold Improvements [member]
Plant and equipment [Abstract]
Plant and equipment	(3)	0
Reconciliation of written down [Abstract]
Opening balance	0
Closing balance	(3)	0
Accumulated Depreciation [Member] | Plant and Equipment [Member]
Plant and equipment [Abstract]
Plant and equipment	(376)	(317)
Reconciliation of written down [Abstract]
Opening balance	(317)
Closing balance	$ (376)	$ (317)